Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Cash flows from operating activities
Net loss	$ (583,339)	¥ (4,233,119)	¥ 237,704
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation of plant and equipment	480	3,481	6,108
Non-cash lease expense	24,576	178,341	180,693
Provision for credit losses	17,348	125,888
Deferred tax expense (benefit)	113,440	823,197
Changes in operating assets and liabilities
Accounts receivable	1,421,036	10,312,033	(12,540,427)
Deposits, prepayments and other receivables	(65,745)	(477,090)	1,346,734
Due from related party	(120)	(873)
Inventories	(694)	(5,039)	895,836
Accounts payable	(1,160,770)	(8,423,357)	14,738,268
Accruals and other payables	73,835	535,801	(715,560)
Contract liabilities	(126,200)	(915,793)	(431,847)
Advance from related parties	390,568	2,834,233
Lease liabilities	(24,576)	(178,341)	(180,693)
Tax payable	(45,244)	(328,319)	308,491
Net cash provided by operating activities	34,595	251,043	3,845,307
Cash flows from investing activities
Repayment from related parties			11,501,170
Payment to related parties	(314,192)	(2,280,000)
Net cash provided by (used in) investing activities	(314,192)	(2,280,000)	11,501,170
Cash flows from financing activities
Proceed from short-term bank borrowings			5,643,777
Repayment of short-term bank borrowings			(35,000,000)
Loan from other payables – related parties	4,193,752	30,432,800	14,388,665
Repayment to other payables – related parties	(3,917,759)	(28,430,000)
Net cash provided by (used in) financing activities	275,993	2,002,800	(14,967,558)
Net decrease in cash and bank balances	(3,604)	(26,157)	378,919
Effect of exchange rate on cash	672	4,886	(1,172)
Cash and bank balances at the beginning of the year	18,042	130,923	591,874
Cash and bank balances at the end of the year	15,110	109,652	969,621
Supplementary cash flow information
Interest paid	23,363	169,537	693,873
Income tax paid			189,635
Non-cash transaction in investing activities
Right-of-use assets obtained in exchange of lease liabilities			¥ 1,064,128